Trade Receivables (Details) - Schedule of trade receivables - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Schedule Of Trade Receivables Abstract
Others		$ 395,585
Total receivables		$ 395,585